Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of equity [line items]
Warrants	$ 554	$ 2,012
Put option to Taoz (see Note 5B)		1,030
Financial liabilities		3,042
Level 1 [Member]
Disclosure of fair value measurement of equity [line items]
Warrants
Put option to Taoz (see Note 5B)
Financial liabilities
Level 2 [Member]
Disclosure of fair value measurement of equity [line items]
Warrants
Put option to Taoz (see Note 5B)
Financial liabilities
Level 3 [Member]
Disclosure of fair value measurement of equity [line items]
Warrants	$ 554	2,012
Put option to Taoz (see Note 5B)		1,030
Financial liabilities		$ 3,042